Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Equity [Abstract]
Schedule of Restricted Common Stock

During the six months ended March 31, 2021, we issued shares of our restricted common stock under private placement agreements for proceeds received as follows:

Date	Shares	Proceeds
10/19/20	650,000	$25,000
11/03/20	228,572	8,000
11/13/20	2,512,563	100,000
12/14/20	232,560	20,000
12/31/20	700,000	50,000
2/26/21	312,500	25,000
	4,636,195	$228,000

During the years ended September 30, 2020 and 2019, we issued shares of our restricted common stock under private placement agreements for proceeds received as follows:

Date	Shares	Proceeds
12/03/18	1,666,666	$50,000
12/03/18	1,666,666	50,000
01/02/19	3,571,429	125,000
01/02/19	3,571,429	125,000
01/02/19	3,571,429	125,000
01/02/19	3,571,429	125,000
02/26/19	1,075,269	100,000
04/15/19	370,370	100,000
04/25/19	395,000	118,500
06/10/19	500,000	100,000
06/10/19	500,000	100,000
06/10/19	500,000	100,000
Fiscal year 2019	20,959,687	$1,218,500

Date	Shares	Proceeds
01/24/20	2,000,000	$100,000
12/03/18	2,000,000	100,000
01/02/19	3,333,333	100,000
01/02/19	333,333	10,000
01/02/19	200,000	10,000
01/02/19	300,000	15,000
02/26/19	1,500,000	50,000
Fiscal year 2020	9,666,666	$385,000

Schedule of Warrants

The weighted average volatility for the warrants at issuance was approximately 130%. A summary of the status of the Company’s warrant grants as of March 31, 2021 and the changes during the six months then ended is presented below:

		Weighted-Average	Weighted-Average Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, September 30, 2020	20,750,000	$0.12	2.4 years
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2021	20,750,000	$0.12	1.8 years

Warrants exercisable at March 31, 2021	20,750,000	$0.12	1.8 years

A summary of the status of the Company’s warrant grants as of September 30, 2020 and the changes during the two years then ended is presented below:

		Weighted-Average	Weighted-Average Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, September 30, 2018	1,250,000	$0.06	2.0 years
Granted	20,750,000	$0.12	4.0 years
Exercised	-	-
Expired	-	-
Outstanding, September 30, 2019	22,000,000	$0.11	3.2 years
Granted	-	-
Exercised	-	-
Expired	1,250,000	0.06
Outstanding, September 30, 2020	20,750,000	$0.12	2.4 years
Warrants exercisable at September 30, 2020	20,750,000	$0.12	2.4 years